Investments (Details Textual) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Allowance for bonds at FVTOCI		$ (22,764)
Investments maturity, description	Maturity date of 22nd February 2016.
Investment liquidation, percent	85.00%
Nominal value	$ 1,235,543
Fair value of collateral	1,674,861
Fair value measurement of the unquoted equity investment	6,503,826
Potential impairment	250,000
Bottom of range [Member]
Statement Line Items [Line Items]
Implied an equity value range	5,997,813
Top of range [Member]
Statement Line Items [Line Items]
Implied an equity value range	6,997,327
Unquoted equity investments 1 [Member]
Statement Line Items [Line Items]
Designated at fair value through OCI	6,503,826	5,261,387
Unquoted equity investments 2 [Member]
Statement Line Items [Line Items]
Designated at fair value through OCI	$ 446,400	$ 532,800